Risk Management - Summary of Reconciliation of Changes in Fair Value Measurement, Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in fair value measurement, assets
Beginning balance	₩ 17,082,664
Valuation	1,032,864	₩ 1,881,382
Ending balance	17,443,120	17,082,664
Financial assets at fair value through profit or loss, category [member]
Changes in fair value measurement, assets
Beginning balance	1,992,146
Ending balance	1,475,891	1,992,146
Financial assets at fair value through other comprehensive income, category [member]
Changes in fair value measurement, assets
Beginning balance	358,559
Ending balance	435,107	358,559
At fair value
Changes in fair value measurement, assets
Valuation	1,032,864	1,881,382
At fair value | Level 3
Changes in fair value measurement, assets
Valuation	5,797	5,692
At fair value | Level 3 | Financial assets at fair value through profit or loss, category [member]
Changes in fair value measurement, assets
Beginning balance	5,692	5,156
Acquisition	0	359
Reclassified category	0	0
Disposal	0	(446)
Valuation	105	623
Gains (losses) recognised in other comprehensive income on exchange differences, fair value measurement, assets	0	0
Ending balance	5,797	5,692
At fair value | Level 3 | Financial assets at fair value through other comprehensive income, category [member] | Unlisted Securities [Member]
Changes in fair value measurement, assets
Beginning balance	163,889	177,968
Acquisition	8,929	2,900
Reclassified category	0	0
Disposal	(13)	(1)
Valuation	(12,335)	(23,128)
Gains (losses) recognised in other comprehensive income on exchange differences, fair value measurement, assets	320	6,150
Ending balance	160,790	163,889
At fair value | Level 3 | Financial assets at fair value through other comprehensive income, category [member] | Debt securities [member]
Changes in fair value measurement, assets
Beginning balance	0
Acquisition	500
Reclassified category	0
Disposal	0
Valuation	0
Gains (losses) recognised in other comprehensive income on exchange differences, fair value measurement, assets	(9)
Ending balance	₩ 491	₩ 0